SUMMARY SECTION
Investment Objective
The investment objective of the MainGate MLP Fund (the "Fund") is total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainGate MLP Fund (USD $)	MainGate MLP Fund - Class A	MainGate MLP Fund - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainGate MLP Fund		MainGate MLP Fund - Class A	MainGate MLP Fund - Class I
Management Fee		1.25%	1.25%
Distribution (12b-1) Fees		0.25%	none
Other Expenses	[1]	2.33%	2.33%
Total Annual Fund Operating Expenses	[1]	3.83%	3.58%
Fee Waiver/Expense Reimbursement	[2]	(2.08%)	(2.08%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		1.75%	1.50%
[1]	Estimated for the current fiscal year. "Other Expenses" does not reflect estimated deferred and current income tax liability to be incurred by the Fund. The Fund will accrue deferred income tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. The Fund's accrued deferred tax liability will be reflected in the Fund's net asset value per share on a daily basis. The Fund's current and deferred tax liability will depend upon the Fund's net investment gains and losses and realized and unrealized gains and losses on investments and may vary greatly from year to year. The Fund cannot accurately estimate anticipated current and deferred tax expenses prior to the commencement of investment operations.
[2]	The Fund's adviser contractually has agreed to cap the Fund's total annual operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; 12b-1 fees; and extraordinary expenses) at 1.50% of the average daily net assets of each class through March 31, 2012, subject to possible recoupment by the adviser within three years from the date of reimbursement to the extent that the reimbursement would not cause the Fund to exceed the expense cap. To the extent that the Fund incurs expenses excluded from the expense cap, the ratios of Total Annual Fund Operating Expenses will be higher. The Board of Trustees has sole authority to terminate the expense cap prior to its expiration, and the Board must approve recoupment payments to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example MainGate MLP Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
MainGate MLP Fund - Class A	178	582
MainGate MLP Fund - Class I	153	506

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund's performance.

Principal Strategies
The Fund seeks to generate total return, comprised of capital appreciation and income, by investing in master limited partnership ("MLP") interests.  The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in MLP interests under normal market conditions. MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, MLPs are able to trade on national securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs typically distribute income quarterly and have potential for capital appreciation to the extent that they experience growth in cash flow or earnings or increases in valuations.

Unlike most mutual funds, the Fund will not enjoy flow-through tax treatment but instead will be taxed as a regular corporation for U.S. federal income tax purposes. Because the Fund invests primarily in MLPs, the Fund is not eligible to elect to be treated as a regulated investment company under the Internal
Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund is subject to U.S. federal income tax on its taxable income at rates applicable to corporations (currently at a maximum rate of 35%) as well as state income taxes. The investment strategy of investing primarily in MLPs and electing to be taxed as a regular corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a new and untested investment strategy for mutual funds such as the Fund.

Under normal circumstances, the Fund concentrates its investments in MLPs in the energy sector.  The Fund typically invests in MLP interests that derive their revenues primarily from energy infrastructure assets or energy-related assets or activities, including: (i) energy-related logistical assets, including the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal; (ii) businesses primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids;
(iii) businesses that process, treat, and refine natural gas liquids and crude oil; and (iv) businesses engaged in owning, managing, and the transportation of alternative energy infrastructure assets including alternative fuels such as ethanol, hydrogen and biodiesel.

When selecting MLP interests for the Fund's portfolio, the Fund's adviser focuses on those that it believes own attractive businesses, with securities that are priced reasonably and that offer a balance of income and growth opportunities. The adviser looks for securities that exhibit potential for earnings and cash flow growth, book or replacement values, distribution yields, and potential returns on invested capital relative to the current market prices that it deems attractive. In evaluating potential investments, the adviser also considers a broad range of other factors, such as a company's position in its industry sector, internal growth prospects, its pricing flexibility, possible changes in its operating environment, and management's own equity interest. The adviser specifically focuses on MLP interests that it deems attractive in the current market based on the following considerations:

o  MLPs often have stable distributions and attractive growth profiles. The adviser seeks MLPs that continue their record of achieving earnings growth through operational expansion, rate increases, and acquisitions.

o  MLPs in certain industries that operate strategically important assets typically generate stable, predictable cash flows. For example, certain MLPs operate midstream energy assets that provide the core infrastructure for delivery of energy products to consumers, such as the pipeline delivery of petroleum products. The adviser believes that these MLPs are positioned to generate stable cash flows throughout economic cycles due to the inelastic nature of demand for energy.

o  High barriers to entry. The adviser favors MLPs with substantial asset bases and significant operations, which may enjoy a competitive advantage over other entities seeking to enter the midstream energy sector, due to high start-up costs and other barriers to entry.

o  Inefficient market. Because of a lack of broad institutional ownership and frequently thin retail trading, the liquidity in many MLP securities historically has been limited. The adviser believes that due to this limited focus, the market for MLPs can experience inefficiencies which the adviser will seek to exploit.

Although the adviser favors MLPs with substantial asset bases and significant operations, the Fund may invest in MLPs of any market capitalization without limit. Small- and mid-cap MLPs often are more volatile and less liquid than investments in larger MLPs, and more vulnerable to adverse general market or economic developments, which could increase the volatility of the Fund's portfolio.

MLP Interests. MLP interests in which the Fund may invest consist of MLP common units, General Partner Interests and MLP I-Shares, each as described below. The
Fund may invest in different classes of MLP interests that may have different voting, trading, and distribution rights.

- MLP Common Units. Common units of many MLPs are listed and traded on national securities exchanges. Holders of MLP common units typically have very limited control and voting rights. Common unitholders typically are entitled to receive the minimum quarterly distribution, including arrearage rights, from the issuer. In the event of a liquidation, unitholders are intended to have a preference on the remaining assets of the issuer over holders of subordinated units.

- MLP General Partner Interests. The general partner (or managing member) interest in an MLP typically is retained by the original sponsor of the MLP, such as its founder, corporate partner or the entity that sold assets to the MLP. These interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner (or managing member)
interests receive cash distributions, typically in an amount of up to 2% of available cash, which amount is contractually defined in the partnership or limited liability company agreement. In addition, holders of these interests typically receive incentive distribution rights, which provide them with an increasing share of the entity's aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the minimum quarterly distribution. Due to the incentive distribution rights, general partner interests have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common unitholders in the event of a reduction in the MLP's quarterly distribution. MLPs have liabilities, such as litigation, environmental liability, and regulatory proceedings related to their business operations or transactions. To the extent that actual outcomes differ from management's estimates, earnings would be affected. If recorded liabilities are not adequate, earnings would be reduced. To the extent that an MLP incurs liability for which there was an inadequate offsetting liability was recorded, or if reserves or insurance are not available to satisfy an MLP's liabilities, the MLP's general partner would be liable for those amounts, which could be in excess of its investment in the MLP. However, MLP general partners typically are structured as limited partnerships or limited liability companies in order to limit their liability to the creditors of the MLP to the amount of capital the general partner has invested in the MLP.

- MLP I-Shares. I-Shares (or I-units) represent an ownership interest issued by an affiliate of an MLP. The MLP affiliate uses the proceeds from the sale of
I-Shares to purchase limited partnership interests in the MLP in the form of
I-units. Thus, I-Shares represent an indirect limited partner interest in the
MLP. I-Shares have features similar to MLP common units in terms of voting rights, liquidation preference and distribution. I-Shares differ from MLP common units primarily in that instead of receiving cash distributions, holders of
I-Shares will receive distributions of additional I-Shares in an amount equal to the cash distributions received by common unit holders. I-Shares are traded on a national exchange.

Other Investments. While the Fund will invest primarily in MLP interests, the
Fund may invest up to 20% of its assets in non-MLP equity securities of U.S. and foreign companies primarily engaged in the energy sector, which equity securities may include common stocks, preferred and convertible preferred securities, stock warrants and rights; business and income trusts; options on securities and securities indices; and cash and cash equivalents such money-market instruments including obligations of the U.S. government, its agencies or instrumentalities. The Fund may invest up to 20% of its assets in foreign securities, such as foreign companies primarily engaged in the energy sector and Canadian income and royalty trusts. Canadian income and royalty trusts are publicly traded vehicles that gather income on royalties and pay out most of the cash flows to shareholders as distributions. They are similar, in some respect, to MLPs and include similar risks. The Fund may invest in foreign securities represented by American Depositary Receipts, which are certificates evidencing ownership of shares of a non-U.S. issuer that are issued by depositary banks and generally trade on an established market in the United
States.

The Fund may purchase and sell exchange-listed put and call options on MLPs and on various MLP indices. These derivative transactions may be used in an attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Derivative transactions may also be used to enhance potential gain. The use of derivative transactions is a function of numerous variables including market conditions. The ability of the Fund to utilize these techniques successfully will depend on the Adviser's ability to predict market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options to limit leveraging of the Fund.

Sell Discipline.  The advisor believes in buying stocks of companies that will produce favorable results over the long-term and, therefore, the Fund does not intend to purchase or sell securities for short-term trading purposes. However, there is no limit on the advisor's ability to engage in short-term transactions and the advisor may sell a stock without regard to portfolio turnover if the adviser identifies other investments it deems more attractive than current holdings, if the security achieves the adviser's target valuation, if the MLP investment experiences an adverse development or a change in management or management philosophy, or when the advisor determines that its expectations and those of the market are mismatched., or for temporary defensive purposes. Active trading by the advisor could result in high portfolio turnover.

Non-Diversified Fund. The Fund is not a diversified fund, which means that its investment results may be dependent upon the results of fewer investments than other mutual funds that are diversified.

Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the
Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the
Fund.

o  MLP Risk. MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and its general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right, as described in more detail in the prospectus.  MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. The success of the Fund's investments also will vary depending on the underlying industry represented by the MLP's portfolio. The Fund must recognize income that it receives from underlying
   MLPs for tax purposes, even if the Fund does not receive cash distributions from the MLPs in an amount necessary to pay such tax liability. In addition, a percentage of a distribution received by the Fund as the holder of an MLP interest may be treated as a return of capital, which would reduce the Fund's adjusted tax basis in the interests of the MLP, which will result in an increase in the amount of income or gain (or decrease in the amount of loss)
   that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. See
   "MLP Tax Risks" below.

o  Concentration Risk. Under normal circumstances, the Fund concentrates its investments in the energy sector.

o  Energy Sector Risk.  Energy sector companies are highly sensitive to events relating to international politics, governmental regulatory policies, including energy conservation and tax policies, fluctuations in supply and demand, environmental liabilities, threats of terrorism and to changes in exchange rates or interest rates. When the Fund invests in MLPs that operate energy-related businesses, its return on investment will be highly dependent on energy prices, which can be highly volatile. MLPs that operate energy sector companies also can be affected by supply and demand for oil and gas, costs relating to exploration and production and the success of such explorations, access to capital, as well as by general economic conditions.
   Weak demand for the energy products and services in general, as well as negative developments in the world markets would adversely impact the Fund's value. The supply of energy and the profitability of energy sector companies can be significantly affected by extreme weather, by natural disasters and by depletion of underlying oil and gas reserves. Energy sector companies are subject to substantial government regulation and changes in government regulations may affect the profitability of such companies. Costs of compliance or remediation of environmental damages incurred by energy sector companies may not be recoverable and may increase over time if stricter environmental laws are enacted. The Fund will select its investments in MLPs from the current small pool of issuers and, thus, demand for investment opportunities in MLPs that operate energy-related businesses may exceed the supply, which could make it difficult to operate the Fund.

o  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the MLPs owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

o  Management Risk. The Adviser's judgments about the attractiveness, growth prospects and value of a particular MLP interest in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. Although the Adviser has experience managing discretionary private accounts that invest in MLPs and other securities, the
   Adviser has no prior experience managing a registered investment company that invests in MLPs.

o  Commodities Risk. Investments by underlying MLPs in steel, metal, and other commodities may subject the Fund to greater volatility. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements (such as changes in the demand for commodities), domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates or inflation rates, changes in investor expectations concerning interest rates or inflation rates, and investment and trading activities of mutual funds, hedge funds and commodities funds. When the Fund invests in foreign oil royalty trusts, it will also be subject to the risks described above.

o  MLP Tax Risks.

  -MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. If any MLP in which the Fund invests were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund's investment in the MLP and lower income to the Fund.

   -The portion, if any, of a distribution received by the Fund as the holder of an MLP interest that is offset by the MLP's tax deductions or losses generally will be treated as a return of capital to the extent of the Fund's tax basis in the MLP interest, which will cause income or gain to be higher, or losses to be lower, upon the sale of the MLP interest by the Fund. The final portion of the distributions received by the Fund from underlying MLPs that are considered return of capital will not be known until the Fund receives
   Schedules K-1 from all of its MLP investments.

o  Fund Tax Risks.

   -The Fund is subject to U.S. federal income tax on its taxable income at rates applicable to corporations (currently at a maximum rate of 35%) as well as state income taxes. Unlike most mutual funds, the Fund will not enjoy flow-through tax treatment but instead will be taxed as a regular corporation for U.S. federal income tax purposes. Because of the Fund's substantial investments in MLPs, the Fund is not eligible to elect to be treated as a regulated investment company under the Code. The Fund's strategy of investing primarily in MLPs and electing to be taxed as a regular corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a new and untested investment strategy for mutual funds.

   -In calculating the Fund's daily NAV in accordance with generally accepted accounting principles, the Fund will account for its deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance on a daily basis, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be a return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund's
   NAV. Upon the Fund's sale of an MLP, the Fund will be liable for previously deferred taxes. If the Fund is required to sell MLPs to meet redemption requests, the Fund may recognize gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

  -A portion of the Fund's distributions to shareholders may be treated as a return of capital and would not be subject to U.S. federal income tax, but would have the effect of reducing a shareholder's basis in his or her Fund shares, which would cause gains to be higher, or losses to be lower, upon the sale of shares by the shareholder.

o  Deferred Tax Assets and Liabilities Risk; Potential NAV Decline

   -The Fund may accrue a deferred tax asset balance, which reflects an estimate of the Fund's future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund's
   NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess whether a valuation allowance, which would offset the value of some or all of the Fund's deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of the Fund's deferred tax asset. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund's NAV per share each day; however, to the extent the final valuation allowance differs from the estimates of the
   Fund used in calculating the Fund's daily NAV, the application of such final valuation allowance could have a material impact on the Fund's NAV.

   -The Fund's deferred tax liability and/or asset balances are estimated based on effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs regarding the tax characterization of the distributions made by such MLPs, which may not be provided to the Fund on a timely basis, to estimate the Fund's deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The Fund's estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund's deferred tax liability and/or asset balances used to calculate the Fund's NAV could vary dramatically from the Fund's actual tax liability, and, as a result, the determination of the
   Fund's actual tax liability may have a material impact on the Fund's
   NAV.  From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Modifications of the Fund's estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund's NAV per share, which could be material.

o  Untested Strategy Risk. The Fund's strategy of investing primarily in MLPs and electing to be taxed as a regular corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a new and untested investment strategy for mutual funds. This strategy involves complicated and accounting, tax, NAV and valuation issues that may cause the Fund to differ significantly from most other open-end registered investment companies. This may result in unexpected and potentially significant accounting, tax and valuation consequence for the Fund and its shareholders. In addition, accounting, tax and valuation procedures in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and its shareholders.

o  Foreign Securities Risks. Investing in securities of foreign issuers involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in currency exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; greater price volatility and illiquidity;
   different trading and settlement practices; less governmental supervision;
   high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements. When the Fund invests in foreign oil royalty trusts, it will also be subject to the risks described above. In addition, these trusts are exposed to commodity risk and reserve risk, as well as operating risk.

o  Liquidity Risk. Although certain MLPs trade on national securities exchanges, others may trade less frequently than those of larger companies due to their smaller capitalizations. In the event that certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of MLPs without an unfavorable impact on prevailing market prices. As a result, MLPs may be difficult to dispose of at a fair price at the times when the adviser believes it is desirable to do so.
   The Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund's ability to make dividend distributions to shareholders.

o  Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, lack of affordable or available financing (or inability to refinance) operations, financial leverage and reduced demand for the issuer's products or services.

o  Small- and Mid-Cap MLP Risk. Certain MLPs and energy sector companies in which the Fund may invest may have small- or mid-sized market
   capitalizations. Investing the securities of small- or mid-cap companies presents particular investment risks. This companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies, and may be more vulnerable to adverse general market or economic developments. MLPs with small- and mid- capitalizations are often more volatile and less liquid than investments in larger companies. Small- and mid-cap companies may face a greater risk of business failure, which could increase the volatility of the
   Fund's portfolio.

o  Options Risk. Option contracts are derivative transactions that involve additional risks. When the Fund purchases a call or put option, it assumes the risk of losing its entire premium invested in the option. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause it to hold a security it might otherwise sell. Losses resulting from the use of options would reduce the Fund's net asset value.

o  Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate that exceeds 100%. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.

o  Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company and may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

Performance
The Fund recently commenced operations and has no performance history. After completion of its initial calendar year of operations, the Fund will present these items and compare its performance to the performance of the S&P 500 Index.
The Fund will provide a brief explanation of information showing how its average annual returns over various periods compare with those of the Index. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance data current to the most recent month end may be obtained by calling
1-855-MLP-FUND (1-855-657-3863) or accessed on the Fund's website at
www.MainGateFunds.com.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 11, 2011
Registrant Name	dei_EntityRegistrantName	MainGate Trust
Central Index Key	dei_EntityCentralIndexKey	0001505064
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 17, 2011
ProspectusDate	rr_ProspectusDate	Feb 17, 2011
MainGate MLP Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the MainGate MLP Fund (the "Fund") is total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Fund's adviser contractually has agreed to cap the Fund's total annual operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; 12b-1 fees; and extraordinary expenses) at 1.50% of the average daily net assets of each class through March 31, 2012, subject to possible recoupment by the adviser within three years from the date of reimbursement to the extent that the reimbursement would not cause the Fund to exceed the expense cap.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year. "Other Expenses" does not reflect estimated deferred and current income tax liability to be incurred by the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to generate total return, comprised of capital appreciation and income, by investing in master limited partnership ("MLP") interests.  The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in MLP interests under normal market conditions. MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, MLPs are able to trade on national securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs typically distribute income quarterly and have potential for capital appreciation to the extent that they experience growth in cash flow or earnings or increases in valuations.

Unlike most mutual funds, the Fund will not enjoy flow-through tax treatment but instead will be taxed as a regular corporation for U.S. federal income tax purposes. Because the Fund invests primarily in MLPs, the Fund is not eligible to elect to be treated as a regulated investment company under the Internal
Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund is subject to U.S. federal income tax on its taxable income at rates applicable to corporations (currently at a maximum rate of 35%) as well as state income taxes. The investment strategy of investing primarily in MLPs and electing to be taxed as a regular corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a new and untested investment strategy for mutual funds such as the Fund.

Under normal circumstances, the Fund concentrates its investments in MLPs in the energy sector.  The Fund typically invests in MLP interests that derive their revenues primarily from energy infrastructure assets or energy-related assets or activities, including: (i) energy-related logistical assets, including the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal; (ii) businesses primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids;
(iii) businesses that process, treat, and refine natural gas liquids and crude oil; and (iv) businesses engaged in owning, managing, and the transportation of alternative energy infrastructure assets including alternative fuels such as ethanol, hydrogen and biodiesel.

When selecting MLP interests for the Fund's portfolio, the Fund's adviser focuses on those that it believes own attractive businesses, with securities that are priced reasonably and that offer a balance of income and growth opportunities. The adviser looks for securities that exhibit potential for earnings and cash flow growth, book or replacement values, distribution yields, and potential returns on invested capital relative to the current market prices that it deems attractive. In evaluating potential investments, the adviser also considers a broad range of other factors, such as a company's position in its industry sector, internal growth prospects, its pricing flexibility, possible changes in its operating environment, and management's own equity interest. The adviser specifically focuses on MLP interests that it deems attractive in the current market based on the following considerations:

o  MLPs often have stable distributions and attractive growth profiles. The adviser seeks MLPs that continue their record of achieving earnings growth through operational expansion, rate increases, and acquisitions.

o  MLPs in certain industries that operate strategically important assets typically generate stable, predictable cash flows. For example, certain MLPs operate midstream energy assets that provide the core infrastructure for delivery of energy products to consumers, such as the pipeline delivery of petroleum products. The adviser believes that these MLPs are positioned to generate stable cash flows throughout economic cycles due to the inelastic nature of demand for energy.

o  High barriers to entry. The adviser favors MLPs with substantial asset bases and significant operations, which may enjoy a competitive advantage over other entities seeking to enter the midstream energy sector, due to high start-up costs and other barriers to entry.

o  Inefficient market. Because of a lack of broad institutional ownership and frequently thin retail trading, the liquidity in many MLP securities historically has been limited. The adviser believes that due to this limited focus, the market for MLPs can experience inefficiencies which the adviser will seek to exploit.

Although the adviser favors MLPs with substantial asset bases and significant operations, the Fund may invest in MLPs of any market capitalization without limit. Small- and mid-cap MLPs often are more volatile and less liquid than investments in larger MLPs, and more vulnerable to adverse general market or economic developments, which could increase the volatility of the Fund's portfolio.

MLP Interests. MLP interests in which the Fund may invest consist of MLP common units, General Partner Interests and MLP I-Shares, each as described below. The
Fund may invest in different classes of MLP interests that may have different voting, trading, and distribution rights.

- MLP Common Units. Common units of many MLPs are listed and traded on national securities exchanges. Holders of MLP common units typically have very limited control and voting rights. Common unitholders typically are entitled to receive the minimum quarterly distribution, including arrearage rights, from the issuer. In the event of a liquidation, unitholders are intended to have a preference on the remaining assets of the issuer over holders of subordinated units.

- MLP General Partner Interests. The general partner (or managing member) interest in an MLP typically is retained by the original sponsor of the MLP, such as its founder, corporate partner or the entity that sold assets to the MLP. These interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner (or managing member)
interests receive cash distributions, typically in an amount of up to 2% of available cash, which amount is contractually defined in the partnership or limited liability company agreement. In addition, holders of these interests typically receive incentive distribution rights, which provide them with an increasing share of the entity's aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the minimum quarterly distribution. Due to the incentive distribution rights, general partner interests have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common unitholders in the event of a reduction in the MLP's quarterly distribution. MLPs have liabilities, such as litigation, environmental liability, and regulatory proceedings related to their business operations or transactions. To the extent that actual outcomes differ from management's estimates, earnings would be affected. If recorded liabilities are not adequate, earnings would be reduced. To the extent that an MLP incurs liability for which there was an inadequate offsetting liability was recorded, or if reserves or insurance are not available to satisfy an MLP's liabilities, the MLP's general partner would be liable for those amounts, which could be in excess of its investment in the MLP. However, MLP general partners typically are structured as limited partnerships or limited liability companies in order to limit their liability to the creditors of the MLP to the amount of capital the general partner has invested in the MLP.

- MLP I-Shares. I-Shares (or I-units) represent an ownership interest issued by an affiliate of an MLP. The MLP affiliate uses the proceeds from the sale of
I-Shares to purchase limited partnership interests in the MLP in the form of
I-units. Thus, I-Shares represent an indirect limited partner interest in the
MLP. I-Shares have features similar to MLP common units in terms of voting rights, liquidation preference and distribution. I-Shares differ from MLP common units primarily in that instead of receiving cash distributions, holders of
I-Shares will receive distributions of additional I-Shares in an amount equal to the cash distributions received by common unit holders. I-Shares are traded on a national exchange.

Other Investments. While the Fund will invest primarily in MLP interests, the
Fund may invest up to 20% of its assets in non-MLP equity securities of U.S. and foreign companies primarily engaged in the energy sector, which equity securities may include common stocks, preferred and convertible preferred securities, stock warrants and rights; business and income trusts; options on securities and securities indices; and cash and cash equivalents such money-market instruments including obligations of the U.S. government, its agencies or instrumentalities. The Fund may invest up to 20% of its assets in foreign securities, such as foreign companies primarily engaged in the energy sector and Canadian income and royalty trusts. Canadian income and royalty trusts are publicly traded vehicles that gather income on royalties and pay out most of the cash flows to shareholders as distributions. They are similar, in some respect, to MLPs and include similar risks. The Fund may invest in foreign securities represented by American Depositary Receipts, which are certificates evidencing ownership of shares of a non-U.S. issuer that are issued by depositary banks and generally trade on an established market in the United
States.

The Fund may purchase and sell exchange-listed put and call options on MLPs and on various MLP indices. These derivative transactions may be used in an attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Derivative transactions may also be used to enhance potential gain. The use of derivative transactions is a function of numerous variables including market conditions. The ability of the Fund to utilize these techniques successfully will depend on the Adviser's ability to predict market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options to limit leveraging of the Fund.

Sell Discipline.  The advisor believes in buying stocks of companies that will produce favorable results over the long-term and, therefore, the Fund does not intend to purchase or sell securities for short-term trading purposes. However, there is no limit on the advisor's ability to engage in short-term transactions and the advisor may sell a stock without regard to portfolio turnover if the adviser identifies other investments it deems more attractive than current holdings, if the security achieves the adviser's target valuation, if the MLP investment experiences an adverse development or a change in management or management philosophy, or when the advisor determines that its expectations and those of the market are mismatched., or for temporary defensive purposes. Active trading by the advisor could result in high portfolio turnover.

Non-Diversified Fund. The Fund is not a diversified fund, which means that its investment results may be dependent upon the results of fewer investments than other mutual funds that are diversified.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund concentrates its investments in the energy sector.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the
Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the
Fund.

o  MLP Risk. MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and its general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right, as described in more detail in the prospectus.  MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. The success of the Fund's investments also will vary depending on the underlying industry represented by the MLP's portfolio. The Fund must recognize income that it receives from underlying
   MLPs for tax purposes, even if the Fund does not receive cash distributions from the MLPs in an amount necessary to pay such tax liability. In addition, a percentage of a distribution received by the Fund as the holder of an MLP interest may be treated as a return of capital, which would reduce the Fund's adjusted tax basis in the interests of the MLP, which will result in an increase in the amount of income or gain (or decrease in the amount of loss)
   that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. See
   "MLP Tax Risks" below.

o  Concentration Risk. Under normal circumstances, the Fund concentrates its investments in the energy sector.

o  Energy Sector Risk.  Energy sector companies are highly sensitive to events relating to international politics, governmental regulatory policies, including energy conservation and tax policies, fluctuations in supply and demand, environmental liabilities, threats of terrorism and to changes in exchange rates or interest rates. When the Fund invests in MLPs that operate energy-related businesses, its return on investment will be highly dependent on energy prices, which can be highly volatile. MLPs that operate energy sector companies also can be affected by supply and demand for oil and gas, costs relating to exploration and production and the success of such explorations, access to capital, as well as by general economic conditions.
   Weak demand for the energy products and services in general, as well as negative developments in the world markets would adversely impact the Fund's value. The supply of energy and the profitability of energy sector companies can be significantly affected by extreme weather, by natural disasters and by depletion of underlying oil and gas reserves. Energy sector companies are subject to substantial government regulation and changes in government regulations may affect the profitability of such companies. Costs of compliance or remediation of environmental damages incurred by energy sector companies may not be recoverable and may increase over time if stricter environmental laws are enacted. The Fund will select its investments in MLPs from the current small pool of issuers and, thus, demand for investment opportunities in MLPs that operate energy-related businesses may exceed the supply, which could make it difficult to operate the Fund.

o  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the MLPs owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

o  Management Risk. The Adviser's judgments about the attractiveness, growth prospects and value of a particular MLP interest in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. Although the Adviser has experience managing discretionary private accounts that invest in MLPs and other securities, the
   Adviser has no prior experience managing a registered investment company that invests in MLPs.

o  Commodities Risk. Investments by underlying MLPs in steel, metal, and other commodities may subject the Fund to greater volatility. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements (such as changes in the demand for commodities), domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates or inflation rates, changes in investor expectations concerning interest rates or inflation rates, and investment and trading activities of mutual funds, hedge funds and commodities funds. When the Fund invests in foreign oil royalty trusts, it will also be subject to the risks described above.

o  MLP Tax Risks.

  -MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. If any MLP in which the Fund invests were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund's investment in the MLP and lower income to the Fund.

   -The portion, if any, of a distribution received by the Fund as the holder of an MLP interest that is offset by the MLP's tax deductions or losses generally will be treated as a return of capital to the extent of the Fund's tax basis in the MLP interest, which will cause income or gain to be higher, or losses to be lower, upon the sale of the MLP interest by the Fund. The final portion of the distributions received by the Fund from underlying MLPs that are considered return of capital will not be known until the Fund receives
   Schedules K-1 from all of its MLP investments.

o  Fund Tax Risks.

   -The Fund is subject to U.S. federal income tax on its taxable income at rates applicable to corporations (currently at a maximum rate of 35%) as well as state income taxes. Unlike most mutual funds, the Fund will not enjoy flow-through tax treatment but instead will be taxed as a regular corporation for U.S. federal income tax purposes. Because of the Fund's substantial investments in MLPs, the Fund is not eligible to elect to be treated as a regulated investment company under the Code. The Fund's strategy of investing primarily in MLPs and electing to be taxed as a regular corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a new and untested investment strategy for mutual funds.

   -In calculating the Fund's daily NAV in accordance with generally accepted accounting principles, the Fund will account for its deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance on a daily basis, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be a return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund's
   NAV. Upon the Fund's sale of an MLP, the Fund will be liable for previously deferred taxes. If the Fund is required to sell MLPs to meet redemption requests, the Fund may recognize gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

  -A portion of the Fund's distributions to shareholders may be treated as a return of capital and would not be subject to U.S. federal income tax, but would have the effect of reducing a shareholder's basis in his or her Fund shares, which would cause gains to be higher, or losses to be lower, upon the sale of shares by the shareholder.

o  Deferred Tax Assets and Liabilities Risk; Potential NAV Decline

   -The Fund may accrue a deferred tax asset balance, which reflects an estimate of the Fund's future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund's
   NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess whether a valuation allowance, which would offset the value of some or all of the Fund's deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of the Fund's deferred tax asset. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund's NAV per share each day; however, to the extent the final valuation allowance differs from the estimates of the
   Fund used in calculating the Fund's daily NAV, the application of such final valuation allowance could have a material impact on the Fund's NAV.

   -The Fund's deferred tax liability and/or asset balances are estimated based on effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs regarding the tax characterization of the distributions made by such MLPs, which may not be provided to the Fund on a timely basis, to estimate the Fund's deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The Fund's estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund's deferred tax liability and/or asset balances used to calculate the Fund's NAV could vary dramatically from the Fund's actual tax liability, and, as a result, the determination of the
   Fund's actual tax liability may have a material impact on the Fund's
   NAV.  From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Modifications of the Fund's estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund's NAV per share, which could be material.

o  Untested Strategy Risk. The Fund's strategy of investing primarily in MLPs and electing to be taxed as a regular corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a new and untested investment strategy for mutual funds. This strategy involves complicated and accounting, tax, NAV and valuation issues that may cause the Fund to differ significantly from most other open-end registered investment companies. This may result in unexpected and potentially significant accounting, tax and valuation consequence for the Fund and its shareholders. In addition, accounting, tax and valuation procedures in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and its shareholders.

o  Foreign Securities Risks. Investing in securities of foreign issuers involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in currency exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; greater price volatility and illiquidity;
   different trading and settlement practices; less governmental supervision;
   high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements. When the Fund invests in foreign oil royalty trusts, it will also be subject to the risks described above. In addition, these trusts are exposed to commodity risk and reserve risk, as well as operating risk.

o  Liquidity Risk. Although certain MLPs trade on national securities exchanges, others may trade less frequently than those of larger companies due to their smaller capitalizations. In the event that certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of MLPs without an unfavorable impact on prevailing market prices. As a result, MLPs may be difficult to dispose of at a fair price at the times when the adviser believes it is desirable to do so.
   The Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund's ability to make dividend distributions to shareholders.

o  Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, lack of affordable or available financing (or inability to refinance) operations, financial leverage and reduced demand for the issuer's products or services.

o  Small- and Mid-Cap MLP Risk. Certain MLPs and energy sector companies in which the Fund may invest may have small- or mid-sized market
   capitalizations. Investing the securities of small- or mid-cap companies presents particular investment risks. This companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies, and may be more vulnerable to adverse general market or economic developments. MLPs with small- and mid- capitalizations are often more volatile and less liquid than investments in larger companies. Small- and mid-cap companies may face a greater risk of business failure, which could increase the volatility of the
   Fund's portfolio.

o  Options Risk. Option contracts are derivative transactions that involve additional risks. When the Fund purchases a call or put option, it assumes the risk of losing its entire premium invested in the option. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause it to hold a security it might otherwise sell. Losses resulting from the use of options would reduce the Fund's net asset value.

o  Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate that exceeds 100%. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.

o  Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company and may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is a non-diversified, open-end management investment company and may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund recently commenced operations and has no performance history. After completion of its initial calendar year of operations, the Fund will present these items and compare its performance to the performance of the S&P 500 Index.
The Fund will provide a brief explanation of information showing how its average annual returns over various periods compare with those of the Index. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance data current to the most recent month end may be obtained by calling
1-855-MLP-FUND (1-855-657-3863) or accessed on the Fund's website at
www.MainGateFunds.com.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-855-MLP-FUND (1-855-657-3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.MainGateFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
MainGate MLP Fund | MainGate MLP Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.83%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.08%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	582
MainGate MLP Fund | MainGate MLP Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.58%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.08%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	506

[1]	Estimated for the current fiscal year. "Other Expenses" does not reflect estimated deferred and current income tax liability to be incurred by the Fund. The Fund will accrue deferred income tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. The Fund's accrued deferred tax liability will be reflected in the Fund's net asset value per share on a daily basis. The Fund's current and deferred tax liability will depend upon the Fund's net investment gains and losses and realized and unrealized gains and losses on investments and may vary greatly from year to year. The Fund cannot accurately estimate anticipated current and deferred tax expenses prior to the commencement of investment operations.
[2]	The Fund's adviser contractually has agreed to cap the Fund's total annual operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; 12b-1 fees; and extraordinary expenses) at 1.50% of the average daily net assets of each class through March 31, 2012, subject to possible recoupment by the adviser within three years from the date of reimbursement to the extent that the reimbursement would not cause the Fund to exceed the expense cap. To the extent that the Fund incurs expenses excluded from the expense cap, the ratios of Total Annual Fund Operating Expenses will be higher. The Board of Trustees has sole authority to terminate the expense cap prior to its expiration, and the Board must approve recoupment payments to the adviser.